Intangible Assets - Summary of Intangible Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	¥ 11,609	¥ 11,596
Additions	199	166
Amortization provided during the year	(143)	(160)	¥ (142)
Transfer from construction in process	36	7
Disposals	(3)
Ending balance	11,698	11,609	11,596
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	12,445
Ending balance	12,669	12,445
Accumulated depreciation and amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	(836)
Ending balance	(971)	(836)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	11,270	11,270
Additions	0
Amortization provided during the year	0
Transfer from construction in process	0
Disposals	0
Ending balance	11,270	11,270	11,270
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	11,270
Ending balance	11,270	11,270
Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	339	293
Additions	199	166
Amortization provided during the year	(143)	(127)
Transfer from construction in process	36	7
Disposals	(3)
Ending balance	428	339	293
Computer software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	1,077
Ending balance	1,301	1,077
Computer software [member] | Accumulated depreciation and amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	(738)
Ending balance	(873)	(738)
Others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	0	33
Additions	0
Amortization provided during the year	0	(33)
Ending balance	0	0	¥ 33
Others [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	98
Ending balance	98	98
Others [member] | Accumulated depreciation and amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	(98)
Ending balance	¥ (98)	¥ (98)